Condensed Consolidated Statements of Stockholders' Deficit (Unaudited) (Parentheticals) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
AOCI Attributable to Parent [Member]
Foreign currency translation, tax	$ 0	$ 0	$ 0